Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Event
Subsequent Events

15. Subsequent Event

        On October 27, 2014, the Company issued and sold an additional 1,031,250 shares of common stock at the IPO price of $8.00 per share, less underwriting discounts, in connection with the exercise in full by the underwriters of the Company's IPO of their over-allotment option. The aggregate net proceeds to the Company from the over-allotment closing, after underwriting discounts and commissions and offering expenses, was approximately $7.6 million.

14. Subsequent Events

        The Company has completed an evaluation of all subsequent events through June 27, 2014, the date on which these financial statements were available to be issued, to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements as of December 31, 2013 and events which occurred subsequently but were not recognized in the financial statements. The Company has concluded that no subsequent events have occurred that require disclosure, except as disclosed within these financial statements.